Fees Summary	Aug. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 97,125,095
Previously Paid Amount	0
Total Fee Amount	14,869.85
Total Offset Amount	0
Net Fee	$ 14,869.85